Convertible Notes Payable (Details) - Schedule of Convertible Note Payable (Parentheticals)	Dec. 31, 2022 USD ($)
2021 Convertible Note Payable [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Note Payable (Parentheticals) [Line Items]
Beneficial conversion features	$ 749,551